DEBT (Details 5) - USD ($) $ in Thousands	6 Months Ended	9 Months Ended			12 Months Ended
	Dec. 31, 2016 [1]	Sep. 30, 2017		Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Unused line fees		$ (664)		$ (3,094)	$ 4,095	$ 0	$ 0
Collateral monitoring fees		(1,734)		(41)	538	0	0
Write-off of debt discount and issuance costs	$ (433)	(9,861)	[2]	0	0	0	(138)
Target date fee for delayed closing of merger		(1,250)		0
Amortization of debt issuance costs related to unfunded debt		(855)		(1,020)
Amortization of prepaid agent fees		(340)		(123)	1,501	0	0
Interest expense		(33,629)		(5,020)	(13,356)	(829)	(742)
Total other debt financing expenses		$ (14,704)		$ (4,278)	$ 6,371	$ 0	$ 0

[1]	Consists of amortization expense related to unfunded debt of $1.5 million for the period through October 2016, net of the transfer of $1.1 million of accumulated amortization upon funding of $77.5 million in connection with the Amendment in October 2016.
[2]	Consists of the write-off of the proportional debt discount and issuance costs associated with $21.5 million of principal prepayments for the nine months ended September 30, 2017.